Note 17 - Consolidated Quarterly Financial Information (unaudited) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Sep. 30, 2014	Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Allowance for Loan and Lease Losses, Adjustments, Net	$ (524)
Proceeds from Recoveries of Loans Previously Charged off		$ 1,250